Note 2 - Basis of Presentation (Details Textual) $ in Thousands	12 Months Ended
	Jan. 31, 2017 USD ($)	Jan. 31, 2016 USD ($)	Jan. 31, 2015 USD ($)
Foreign Currency Transaction Gain (Loss), before Tax	$ 100	$ (200)	$ 1,400
Goodwill, Impairment Loss	0	0	0
Impairment of Long-Lived Assets Held-for-use	$ 0	$ 0	$ 0
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	5 years
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	7 years
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	3 years
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	10 years
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	3 years
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	10 years
Deferred Share Unit Plan [Member]
Base Annual Fee, Percent		50.00%
Computer Equipment [Member]
Property Plant and Equipment, Percent Declining Balance Depreciation	30.00%
Furniture and Fixtures [Member]
Property Plant and Equipment, Percent Declining Balance Depreciation	20.00%
Minimum [Member] | Employee Stock Option [Member] | Directors and Officers [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	3 years
Minimum [Member] | Cash-Settled Restricted Share Plan [Member]
Cash Settled Restricted Share Units, Vesting Period	3 years
Maximum [Member] | Employee Stock Option [Member] | Directors and Officers [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	5 years
Maximum [Member] | Cash-Settled Restricted Share Plan [Member]
Cash Settled Restricted Share Units, Vesting Period	5 years
Customer Relationships [Member] | Minimum [Member]
Finite-Lived Intangible Asset, Useful Life	3 years
Customer Relationships [Member] | Maximum [Member]
Finite-Lived Intangible Asset, Useful Life	20 years
Existing Technology [Member] | Minimum [Member]
Finite-Lived Intangible Asset, Useful Life	2 years
Existing Technology [Member] | Maximum [Member]
Finite-Lived Intangible Asset, Useful Life	12 years
Trade Names [Member] | Minimum [Member]
Finite-Lived Intangible Asset, Useful Life	1 year
Trade Names [Member] | Maximum [Member]
Finite-Lived Intangible Asset, Useful Life	15 years
Noncompete Agreements [Member] | Minimum [Member]
Finite-Lived Intangible Asset, Useful Life	2 years
Noncompete Agreements [Member] | Maximum [Member]
Finite-Lived Intangible Asset, Useful Life	12 years
Customer Concentration Risk [Member] | Accounts Receivable [Member]
Number of Major Customers	0	0